Quarterly Report
September 30, 2020
MFS®  Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
VIA-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 98.0%
Asset-Backed & Securitized – 2.1%
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.202% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)		$454,133	$448,178
Benchmark Mortgage Trust, 2019-B12, “A5”, 3.115%, 8/15/2052		710,554	799,392
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 1.295% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		725,000	716,401
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 1.07% (LIBOR - 3mo. + 0.79%), 11/15/2026 (n)		358,201	355,518
Loomis, Sayles & Co., CLO, 2015-2A, “A2R”, FLR, 1.675% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)		854,664	838,871
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.771% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)		901,666	886,181
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.475% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)		764,124	753,004
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052		392,680	442,738
			$5,240,283
Automotive – 0.5%
Hyundai Capital America, 2.85%, 11/01/2022 (n)		$444,000	$459,149
Hyundai Capital America, 2.375%, 2/10/2023 (n)		225,000	230,994
Volkswagen Group of America Co., 2.7%, 9/26/2022 (n)		441,000	457,163
			$1,147,306
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$337,310
Emerging Market Sovereign – 1.3%
Hellenic Republic (Republic of Greece), 3.875%, 3/12/2029	EUR	1,150,000	$1,673,318
Republic of Croatia, 1.125%, 6/19/2029		1,250,000	1,488,279
			$3,161,597
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022		$55,000	$55,796
Howard University, Washington D.C., 2.801%, 10/01/2023		60,000	61,404
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021		52,000	51,389
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024		66,000	67,474
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		82,000	84,118
			$320,181
International Market Sovereign – 48.1%
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025	AUD	793,750	$674,553
Commonwealth of Australia, Inflation Linked Bond, 0.75%, 11/21/2027		209,580	164,872
Commonwealth of Australia, Inflation Linked Bond, 2.5%, 9/20/2030		341,432	321,193
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		4,408,493	4,081,637
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026	CAD	648,305	642,355
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031		596,048	686,345
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036		2,028,864	2,383,015
Government of France, Inflation Linked Bond, 1.8%, 7/25/2040	EUR	419,675	782,487
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	822,214,800	7,765,687
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030	NZD	933,385	838,295
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035		2,486,760	2,360,273
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2040		2,461,000	2,471,116
Kingdom of Spain, Inflation Linked Bond, 1.8%, 11/30/2024	EUR	1,362,907	1,773,282
Kingdom of Spain, Inflation Linked Bond, 0.65%, 11/30/2027		886,975	1,136,787
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030		883,464	1,197,449
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		2,056,360	2,758,594
Republic of France, Inflation Linked Bond, 0.7%, 7/25/2030		577,445	800,406
Republic of France, Inflation Linked Bond, 3.15%, 7/25/2032		451,763	810,209
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047		639,503	965,736
Republic of Italy, 2.25%, 9/01/2036		660,000	884,859
Republic of Italy, Inflation Linked Bond, 0.1%, 5/15/2022		2,110,880	2,479,677
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2024		2,419,991	3,108,963
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026		1,887,544	2,608,731

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of Italy, Inflation Linked Bond, 1.3%, 5/15/2028	EUR	4,130,041	$5,194,240
Republic of Italy, Inflation Linked Bond, 0.4%, 5/15/2030		5,725,032	6,718,917
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035		1,464,372	2,187,574
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		671,143	1,071,181
Republic of Portugal, 0.9%, 10/12/2035 (n)		1,450,000	1,767,975
United Kingdom Treasury, 4.5%, 12/07/2042	GBP	2,265,000	5,184,531
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034		1,450,543	2,955,596
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		2,270,609	5,300,204
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2036		2,036,610	4,103,596
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		1,032,830	2,430,572
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		1,145,426	2,621,883
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		1,370,853	3,320,683
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		1,777,895	4,023,700
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		918,698	2,150,924
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		1,016,695	2,778,705
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 8/10/2048		240,890	589,495
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		1,443,426	3,924,001
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		1,270,145	3,412,033
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		1,077,613	3,849,226
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2056		583,107	1,663,904
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		948,527	2,775,081
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,240,025	4,165,626
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		434,915	1,496,720
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,072,171	3,952,556
			$119,335,444
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028		$487,000	$594,237
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038		144,000	169,651
			$763,888
Mortgage-Backed – 0.5%
Freddie Mac, 3.85%, 5/25/2028		$390,000	$465,079
Freddie Mac, 3.854%, 6/25/2028		555,000	662,356
Freddie Mac, 1.765%, 5/25/2030 (i)		1,221,668	175,934
			$1,303,369
Municipals – 1.5%
California Department of Water Resources Rev. (Central Valley Project Water System), “BC”, 1.409%, 12/01/2029		$320,000	$320,810
Chicago, IL, Board of Education, “E”, BAM, 6.138%, 12/01/2039		550,000	699,347
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027		458,000	464,691
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043		480,000	509,319
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023		410,000	415,875
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042		380,000	381,801
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030		410,000	410,869
University of Missouri Curators Facilities Rev, “A”, 2.012%, 11/01/2027		585,000	622,493
			$3,825,205
U.S. Government Agencies and Equivalents – 0.2%
Tennessee Valley Authority, 0.75%, 5/15/2025		$394,000	$401,195
U.S. Treasury Inflation Protected Securities – 43.3%
U.S. Treasury Bonds, 0.375%, 7/15/2023		$1,758,011	$1,844,641
U.S. Treasury Bonds, 0.625%, 1/15/2024		941,662	1,000,736
U.S. Treasury Bonds, 0.25%, 1/15/2025		1,932,974	2,062,619
U.S. Treasury Bonds, 2.375%, 1/15/2025		3,674,199	4,266,305
U.S. Treasury Bonds, 0.625%, 1/15/2026		2,071,836	2,284,159
U.S. Treasury Bonds, 2%, 1/15/2026		2,061,290	2,428,256
U.S. Treasury Bonds, 0.375%, 1/15/2027		5,474,653	6,024,470

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 2.375%, 1/15/2027	$2,766,196	$3,411,119
U.S. Treasury Bonds, 1.75%, 1/15/2028	9,150,935	11,148,294
U.S. Treasury Bonds, 3.625%, 4/15/2028	5,877,591	8,061,828
U.S. Treasury Bonds, 2.5%, 1/15/2029	658,918	860,986
U.S. Treasury Bonds, 3.875%, 4/15/2029	3,610,845	5,192,706
U.S. Treasury Bonds, 2.125%, 2/15/2040	3,053,267	4,683,545
U.S. Treasury Bonds, 2.125%, 2/15/2041	1,475,401	2,294,363
U.S. Treasury Bonds, 0.75%, 2/15/2042 (f)	6,112,844	7,700,035
U.S. Treasury Bonds, 0.625%, 2/15/2043	3,025,888	3,733,662
U.S. Treasury Bonds, 1.375%, 2/15/2044	1,652,046	2,353,412
U.S. Treasury Bonds, 1%, 2/15/2046	546,755	738,753
U.S. Treasury Bonds, 1%, 2/15/2048	2,270,584	3,136,599
U.S. Treasury Bonds, 1%, 2/15/2049	720,769	1,007,284
U.S. Treasury Notes, 0.125%, 1/15/2022 (f)	6,348,894	6,449,832
U.S. Treasury Notes, 0.125%, 1/15/2023	2,259,613	2,329,255
U.S. Treasury Notes, 0.125%, 7/15/2024	4,174,931	4,416,784
U.S. Treasury Notes, 0.375%, 7/15/2025	2,936,882	3,188,811
U.S. Treasury Notes, 0.125%, 7/15/2026	3,551,936	3,853,157
U.S. Treasury Notes, 0.375%, 7/15/2027	3,177,600	3,533,404
U.S. Treasury Notes, 0.5%, 1/15/2028	4,910,667	5,512,415
U.S. Treasury Notes, 0.25%, 7/15/2029	2,166,657	2,424,258
U.S. Treasury Notes, 0.125%, 1/15/2030	1,208,472	1,335,928
		$107,277,616
Total Bonds		$243,113,394
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 0.1% (v)	4,152,555	$4,152,555

Other Assets, Less Liabilities – 0.3%		763,605
Net Assets – 100.0%		$248,029,554
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,152,555 and $243,113,394, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,672,028, representing 3.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound

Portfolio of Investments (unaudited) – continued
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Derivative Contracts at 9/30/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	5,318,000	USD	3,707,002	Goldman Sachs International	10/16/2020	$102,129
AUD	3,496,000	USD	2,493,123	Merrill Lynch International	10/16/2020	10,961
AUD	1,636,000	USD	1,143,197	State Street Bank Corp.	10/16/2020	28,623
CAD	1,664,000	USD	1,226,467	Brown Brothers Harriman	10/16/2020	23,263
CAD	1,662,000	USD	1,227,577	Merrill Lynch International	10/16/2020	20,651
CAD	1,666,000	USD	1,238,695	State Street Bank Corp.	10/16/2020	12,537
DKK	3,519,186	USD	538,310	Merrill Lynch International	10/16/2020	16,027
EUR	7,210,770	USD	8,213,619	Citibank N.A.	10/16/2020	243,092
EUR	843,969	USD	978,667	Goldman Sachs International	10/16/2020	11,130
GBP	4,707,369	USD	5,945,595	Goldman Sachs International	10/16/2020	128,976
GBP	910,000	USD	1,169,767	Merrill Lynch International	10/16/2020	4,533
GBP	2,889,000	USD	3,714,795	State Street Bank Corp.	10/16/2020	13,283
JPY	94,556,014	USD	882,513	State Street Bank Corp.	10/16/2020	14,186
NOK	35,634,000	USD	3,781,919	HSBC Bank	10/16/2020	38,442
NZD	6,607,353	USD	4,319,557	JPMorgan Chase Bank N.A.	10/16/2020	51,564
SEK	11,465,000	USD	1,256,686	Barclays Bank PLC	10/16/2020	23,661
SEK	2,581,617	USD	283,404	JPMorgan Chase Bank N.A.	10/16/2020	4,897
USD	1,234,283	AUD	1,713,000	Goldman Sachs International	10/16/2020	7,310
USD	2,215,206	AUD	3,074,940	JPMorgan Chase Bank N.A.	10/16/2020	12,714
USD	1,275,482	AUD	1,776,000	Merrill Lynch International	10/16/2020	3,384
USD	694,166	AUD	968,065	State Street Bank Corp.	10/16/2020	769
USD	445,085	EUR	379,000	Brown Brothers Harriman	10/16/2020	598
USD	2,608,600	EUR	2,211,448	Merrill Lynch International	10/16/2020	15,039
USD	1,345,122	GBP	1,020,000	Morgan Stanley Capital Services, Inc.	10/16/2020	28,874
USD	1,251,477	NOK	11,342,000	BNP Paribas S.A.	10/16/2020	35,488
USD	2,494,288	NOK	22,796,000	Morgan Stanley Capital Services, Inc.	10/16/2020	50,303
USD	2,374,762	NZD	3,544,000	Citibank N.A.	10/16/2020	30,215
USD	1,302,152	NZD	1,960,693	JPMorgan Chase Bank N.A.	10/16/2020	5,048
USD	1,234,781	SEK	10,997,000	State Street Bank Corp.	10/16/2020	6,698
						$944,395
Liability Derivatives
AUD	3,400,000	USD	2,511,676	Citibank N.A.	10/16/2020	$(76,353)
AUD	1,755,000	USD	1,261,462	State Street Bank Corp.	10/16/2020	(4,405)
CAD	1,635,762	USD	1,236,652	Barclays Bank PLC	10/16/2020	(8,130)
CAD	1,376,000	USD	1,050,220	Citibank N.A.	10/16/2020	(16,790)
CAD	2,481,673	USD	1,872,958	HSBC Bank	10/16/2020	(9,124)
CAD	1,660,394	USD	1,253,005	State Street Bank Corp.	10/16/2020	(5,983)
EUR	2,274,489	USD	2,684,018	Citibank N.A.	10/16/2020	(16,523)
EUR	807,000	USD	960,971	Merrill Lynch International	10/16/2020	(14,530)
GBP	1,800,000	USD	2,323,212	Citibank N.A.	10/16/2020	(423)
GBP	522,000	USD	682,228	Merrill Lynch International	10/16/2020	(8,619)
JPY	127,637,000	USD	1,216,140	Morgan Stanley Capital Services, Inc.	10/16/2020	(5,725)
JPY	131,220,000	USD	1,257,018	NatWest Markets PLC	10/16/2020	(12,625)
NOK	20,808,000	USD	2,263,521	Brown Brothers Harriman	10/16/2020	(32,673)
NOK	11,290,682	USD	1,263,393	Morgan Stanley Capital Services, Inc.	10/16/2020	(52,906)
NZD	1,861,000	USD	1,261,706	JPMorgan Chase Bank N.A.	10/16/2020	(30,554)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
NZD	1,855,000	USD	1,257,538	Morgan Stanley Capital Services, Inc.	10/16/2020	$(30,355)
NZD	3,773,000	USD	2,499,166	State Street Bank Corp.	10/16/2020	(3,123)
USD	4,471,052	AUD	6,400,741	Goldman Sachs International	10/16/2020	(113,616)
USD	1,221,127	AUD	1,727,000	JPMorgan Chase Bank N.A.	10/16/2020	(15,874)
USD	1,260,246	AUD	1,772,000	State Street Bank Corp.	10/16/2020	(8,987)
USD	4,939,931	CAD	6,614,000	Brown Brothers Harriman	10/16/2020	(27,444)
USD	2,985,492	CAD	4,062,075	JPMorgan Chase Bank N.A.	10/16/2020	(65,287)
USD	3,560,032	EUR	3,043,948	Merrill Lynch International	10/16/2020	(9,876)
USD	641,957	GBP	502,000	State Street Bank Corp.	10/16/2020	(5,843)
USD	1,051,684	GBP	820,000	UBS AG	10/16/2020	(6,475)
USD	1,298,284	JPY	137,000,000	Barclays Bank PLC	10/16/2020	(923)
USD	1,218,879	NOK	11,578,000	Barclays Bank PLC	10/16/2020	(22,412)
USD	2,512,376	NZD	3,817,000	Brown Brothers Harriman	10/16/2020	(12,775)
USD	2,488,718	NZD	3,812,000	Citibank N.A.	10/16/2020	(33,126)
USD	1,568,033	NZD	2,380,022	JPMorgan Chase Bank N.A.	10/16/2020	(6,481)
USD	1,263,313	NZD	1,917,000	Morgan Stanley Capital Services, Inc.	10/16/2020	(4,886)
USD	1,489,995	NZD	2,283,000	NatWest Markets PLC	10/16/2020	(20,332)
USD	1,917,357	NZD	2,916,584	State Street Bank Corp.	10/16/2020	(12,120)
USD	1,220,323	SEK	11,119,000	BNP Paribas S.A.	10/16/2020	(21,385)
USD	1,230,591	SEK	11,040,000	Morgan Stanley Capital Services, Inc.	10/16/2020	(2,294)
						$(718,977)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	7	$1,432,311	December – 2020	$(4,941)
U.S. Treasury Note 10 yr	Short	USD	52	7,255,625	December – 2020	(6,435)
U.S. Treasury Ultra Note 10 yr	Short	USD	10	1,599,219	December – 2020	(11,230)
						$(22,606)
At September 30, 2020, the fund had liquid securities with an aggregate value of $138,807 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$107,678,811	$—	$107,678,811
Non - U.S. Sovereign Debt	—	122,497,041	—	122,497,041
Municipal Bonds	—	3,825,205	—	3,825,205
U.S. Corporate Bonds	—	2,111,522	—	2,111,522
Residential Mortgage-Backed Securities	—	1,303,369	—	1,303,369
Commercial Mortgage-Backed Securities	—	1,690,308	—	1,690,308
Asset-Backed Securities (including CDOs)	—	3,549,975	—	3,549,975
Foreign Bonds	—	457,163	—	457,163
Mutual Funds	4,152,555	—	—	4,152,555
Total	$4,152,555	$243,113,394	$—	$247,265,949
Other Financial Instruments
Futures Contracts – Liabilities	$(22,606)	$—	$—	$(22,606)
Forward Foreign Currency Exchange Contracts – Assets	—	944,395	—	944,395
Forward Foreign Currency Exchange Contracts – Liabilities	—	(718,977)	—	(718,977)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,004,405	$71,689,083	$73,540,827	$182	$(288)	$4,152,555
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$42,445	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2020, are as follows:
United States	50.9%
United Kingdom	24.5%
Italy	9.8%
Japan	3.1%
Spain	2.8%
New Zealand	2.3%
Australia	2.1%
Canada	1.5%
France	1.4%
Other Countries	1.6%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.